Acquisitions and Divestitures - Divestitures (Details) $ in Millions	1 Months Ended									3 Months Ended					12 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jun. 30, 2017 USD ($) item	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disposal Group, Held-for-sale, Not Discontinued Operations
Divestiture Information
Disposal - Accounts receivable		$ 25					$ 25					$ 25				$ 25	$ 25
Disposal - Property, plant and equipment		20					25					25				20	25
Disposal - Intangible assets							35					35					35
Disposal - Deferred revenue							35					35					35
Disposal - Goodwill		270					270					$ 270				270	270
Aggregate operating income of divested businesses																45	50
Pressurized Polyurethane Foam Adhesives Business
Divestiture Information
Annual sales of divested business													$ 20
Library Systems And Faab Fabricauto In Aggregate
Divestiture Information
Aggregate selling price relative to the divestiture transaction														$ 104
Pre-tax gain on sale														$ 40
Library Systems And Pressurized Polyurethane Foam Adhesives In Aggregate
Divestiture Information
Pre-tax gain on sale													$ 40
Temporary protective films business Member
Divestiture Information
Annual sales of divested business								$ 50
Cathode Battery Technology License Business
Divestiture Information
Annual sales of divested business							10
Temporary Protective Films And Cathode Battery Technology License Businesses In Aggregate
Divestiture Information
Number of businesses sold | item												2
Aggregate selling price relative to the divestiture transaction							$ 86					$ 86					$ 86
Pre-tax gain on sale												$ 71
Identity Management Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestiture Information
Annual sales of divested business					$ 205
Safety Prescription Eyewear Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestiture Information
Annual sales of divested business						$ 45
Pre-tax gain on sale											$ 29
Identity Management and Tolling and Automated License Number Plate Recognition Business in Aggregate | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestiture Information
Number of businesses sold | item										2
Proceeds from divested businesses										$ 833
Proceeds from divested businesses, net of cash sold										809
Pre-tax gain on sale										$ 458
Tolling and Automated License Number Plate Recognition Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestiture Information
Annual sales of divested business				$ 40
Electronic Monitoring Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestiture Information
Annual sales of divested business			$ 95
Aggregate selling price relative to the divestiture transaction			201
Pre-tax gain on sale			$ 98
Communication Markets Division | Disposal Group, Held-for-sale, Not Discontinued Operations
Divestiture Information
Annual sales of divested business		400
Aggregate selling price relative to the divestiture transaction		$ 900														$ 900
Estimated pre-tax gain on sale															$ 500
Personal Safety Product Offerings | Disposal Group, Held-for-sale, Not Discontinued Operations
Divestiture Information
Annual sales of divested business	$ 15
Personal Safety Product Offerings | Disposal Group, Held-for-sale, Not Discontinued Operations | Maximum
Divestiture Information
Pre-tax gain on sale	$ 20
Static Control business
Divestiture Information
Annual sales of divested business									$ 46